Subsequent Events (Details) - Subsequent Event [Member]	1 Months Ended
Jan. 16, 2020
Subsequent Events (Textual)
Equity interest	100.00%
Yushu Kingo [Member]
Subsequent Events (Textual)
Agreement in exchange, description	Pursuant to the Agreement, in exchange for 100% of the equity interest in Yushu Kingo, AGM Tianjin agrees to pay $20,000,000 in cash (the "Cash Payment") and cause AGM Holdings to issue 2,000,000 Class A ordinary shares, valued at $15 per share, subject to the terms and conditions of the Agreement (the "Acquisition"). As of the date of this report, AGM Tianjin has made advance payments upon execution of a letter of intent and upon completion of due diligence (the "Advance Payments") of $4,937,664. The Parties has further agreed in the Agreement that the Advance Payments shall count towards the Cash Payment and that AGM Tianjin shall pay the remaining Cash Payment amount (the "Remaining Payment") to Yushu Kingo Shareholders if and only if Yushu Kingo sells no less than 15,000 square meters of real property or generates revenue of no less than RMB 150 million (approximately $21.6 million) during the 24 months after the closing of the Acquisition (the "Cash Payment Condition").